Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

January 31, 2020

EME-QTLY-0320
1.861978.111

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Cyprus - 0.1%
Purcari Wineries PLC	20,000	$109,109
Egypt - 1.9%
Commercial International Bank SAE	279,800	1,507,024
EFG-Hermes Holding SAE	541,000	549,903

TOTAL EGYPT		2,056,927

Finland - 0.7%
Olvi PLC (A Shares)	17,000	735,300
Greece - 3.9%
EFG Eurobank Ergasias SA (a)	1,764,200	1,630,814
Fourlis Holdings SA	132,900	840,139
Greek Organization of Football Prognostics SA	43,000	536,503
Jumbo SA	26,536	540,625
Sarantis SA	55,600	548,802

TOTAL GREECE		4,096,883

Hungary - 2.4%
OTP Bank PLC	54,500	2,529,702
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan GDR unit	44,400	646,020
Kenya - 2.0%
Equity Group Holdings Ltd.	1,490,000	742,772
KCB Group Ltd.	1,130,000	588,659
Safaricom Ltd.	2,717,744	825,078

TOTAL KENYA		2,156,509

Kuwait - 0.7%
Mobile Telecommunication Co.	401,100	760,229
Netherlands - 1.1%
X5 Retail Group NV GDR (Reg. S)	30,800	1,131,284
Nigeria - 1.5%
Dangote Cement PLC	1,188,263	588,084
Guaranty Trust Bank PLC	5,263,598	434,410
Nigerian Breweries PLC	4,039,322	611,177

TOTAL NIGERIA		1,633,671

Poland - 1.7%
Globe Trade Centre SA	329,100	800,974
LPP SA	471	1,029,027

TOTAL POLAND		1,830,001

Qatar - 0.5%
Qatar Gas Transport Co. Ltd. (Nakilat)	720,200	470,771
Romania - 3.2%
Banca Transilvania SA	1,635,830	981,665
BRD-Groupe Societe Generale	453,735	1,697,978
Fondul Propietatea SA GDR	45,000	675,000

TOTAL ROMANIA		3,354,643

Russia - 27.2%
Alrosa Co. Ltd.	777,700	975,508
Gazprom OAO	1,863,413	6,585,548
Lukoil PJSC	20,900	2,141,239
Lukoil PJSC sponsored ADR	41,495	4,232,490
MMC Norilsk Nickel PJSC	11,300	3,676,090
NOVATEK OAO	169,300	3,059,911
Sberbank of Russia	1,671,850	6,587,856
Tatneft PAO	133,000	1,582,999

TOTAL RUSSIA		28,841,641

Saudi Arabia - 15.5%
Abdullah Al Othaim Markets Co.	46,000	1,092,377
Al Rajhi Bank	234,430	4,148,761
Bupa Arabia for Cooperative Insurance Co.	37,700	1,032,932
Mouwasat Medical Services Co.	42,200	905,410
National Commercial Bank	203,100	2,541,457
SABIC	122,400	2,854,478
Samba Financial Group	145,000	1,170,975
Saudi Arabian Oil Co. (a)	123,000	1,119,523
Saudi Co. for Hardware CJSC	52,550	747,913
United International Transportation Co.	83,584	835,394

TOTAL SAUDI ARABIA		16,449,220

South Africa - 29.1%
African Rainbow Minerals Ltd.	45,000	506,443
Anglo American Platinum Ltd.	8,300	663,347
AngloGold Ashanti Ltd.	127,600	2,603,183
AVI Ltd.	170,300	878,250
Barloworld Ltd.	125,200	779,137
Cashbuild Ltd.	53,700	708,439
City Lodge Hotels Ltd.	113,200	539,658
Clicks Group Ltd.	104,583	1,702,204
Distell Group Holdings Ltd.	59,000	511,044
DRDGOLD Ltd.	3,252,614	2,080,402
FirstRand Ltd.	549,600	2,116,593
Imperial Holdings Ltd.	201,300	681,886
KAP Industrial Holdings Ltd.	2,825,800	694,753
Massmart Holdings Ltd.	245,000	871,216
Motus Holdings Ltd.	100,800	544,012
Mr Price Group Ltd.	109,100	1,236,639
Nampak Ltd. (a)	1,172,200	382,702
Naspers Ltd. Class N	16,403	2,660,510
Pretoria Portland Cement Co. Ltd. (a)	1,492,249	228,682
PSG Group Ltd.	160,100	2,285,467
Sanlam Ltd.	362,400	1,784,896
Sasol Ltd.	67,800	1,077,076
Shoprite Holdings Ltd.	161,700	1,261,192
Spar Group Ltd.	107,100	1,368,106
Standard Bank Group Ltd.	207,386	2,176,043
Steinhoff Africa Retail Ltd. (b)	422,300	462,016

TOTAL SOUTH AFRICA		30,803,896

Turkey - 0.1%
Coca-Cola Icecek Sanayi A/S	15,000	116,045
United Arab Emirates - 4.9%
Abu Dhabi National Oil Co. for Distribution PJSC	1,146,531	980,141
Aldar Properties PJSC (a)	2,027,968	1,231,230
Dubai Financial Market PJSC (a)	3,376,102	869,521
National Bank of Abu Dhabi PJSC	498,240	2,099,823

TOTAL UNITED ARAB EMIRATES		5,180,715

United Kingdom - 0.4%
Georgia Capital PLC (a)	40,000	424,673
TOTAL COMMON STOCKS
(Cost $83,376,730)		103,327,239

Nonconvertible Preferred Stocks - 2.0%
Russia - 2.0%
Tatneft PAO
(Cost $534,169)	189,400	2,123,650

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.58% (c)
(Cost $774,273)	774,118	774,273
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $84,685,172)		106,225,162
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(221,235)
NET ASSETS - 100%		$106,003,927

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $462,016 or 0.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,992
Fidelity Securities Lending Cash Central Fund	1,366
Total	$3,358

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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